Significant basis of preparation and accounting policies - Not applied IFRS issued but are not yet effective (Details)	12 Months Ended
Dec. 31, 2022
Description of expected impact of initial application of new standards or interpretations [Abstract]
Description of issued and published standards not yet reached the effective date and the group has not applied at an earlier date not expected to affect the group	2) The details of IFRSs that have been issued and published as of December 31,2022 but have not yet reached the effective date, and which the Group have not been early adopted by the Group are as follows: ① Amendments to IAS 1 ‘Presentation of Financial Statements’—Classification of Liabilities as Current or Non-current The amendments clarify that liabilities are classified as either current or non-current, depending on the substantive rights that exist at the end of the reporting period. Classification is unaffected by the likelihood that an entity will exercise right to defer settlement of the liability or the expectations of management. Also, the settlement of liability include the transfer of the entity’s own equity instruments, however, it would be excluded if an option to settle them by the entity’s own equity instruments if compound financial instruments is met the definition of equity instruments and recognized separately from the liability. The amendments should be applied for annual periods beginning on or after January 1, 2024, and earlier application is permitted. The Group does not expect that these amendments have a significant impact on the financial statements. ② Amendments to IAS 1 ‘Presentation of Financial Statements’—Disclosure of Accounting Policy ‘IFRS Practice Statement 2’ has been amended to define and disclose important accounting policies and to provide guidance on how to apply the concept of importance. These amendments apply for annual periods beginning on or after January 1,2023, and early application is permitted. The Group does not expect that these amendments have a significant impact on the financial statements. ③ Amendments to IAS 1 ‘Presentation of Financial Statements’—Disclosure of valuation gains or losses on financial liabilities with condition to adjust exercise price The amendments require disclosure of valuation gains or losses (limited to those recognized in the profit or loss) of the conversion options or warrants (or financial liabilities including them), if all or part of the financial instrument with exercise price that is adjusted depending on the issuer’s share price change is classified as financial liability as defined in paragraph 11 (2) of IAS 32. These amendments apply for annual periods beginning on or after January 1, 2023, and early application is permitted. The Group does not expect that these amendments have a significant impact on the financial statements. ④ Amendments to IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’—Definition of Accounting Estimates The amendments have defined accounting estimates and clarified how to distinguish them from changes in accounting policies. These amendments apply for annual periods beginning on or after January 1, 2023, and early application is permitted. The Group does not expect that these amendments have a significant impact on the financial statements. ⑤ Amendments to IAS 12 ‘Income Taxes’—deferred tax related to assets and liabilities arising from a single transaction Additional phrase ‘the temporary difference to be added and the temporary difference to be deducted do not occur in the same amount’ has been added to initial recognition exception for a transaction in which an asset or liability is initially recognized. These amendments apply for annual periods beginning on or after January 1, 2023, and early application is permitted. The Group does not expect that these amendments have a significant impact on the financial statements.